SCHEDULE OF POTENTIAL SHARES OF COMMON STOCK EXCLUDED FROM DILUTED NET (LOSS) INCOME PER SHARE (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares	11,034,930	3,631,002	20,531,372
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares		3,631,002	3,642,958
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares	111,015		180,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares	10,923,915		16,708,414